Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2019
Computer software	$946	$(576)	$370
Land, transmission and water rights	890	(122)	768
Other	115	(61)	54
Assets under construction	68	—	68
	$2,019	$(759)	$1,260

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2018
Computer software	$860	$(533)	$327
Land, transmission and water rights	855	(125)	730
Other	120	(58)	62
Assets under construction	81	—	81
	$1,916	$(716)	$1,200

Included in the cost of land, transmission and water rights as at December 31, 2019 was $133 million (December 31, 2018 - $131 million) not subject to amortization. Amortization expense was $125 million for 2019 (2018 - $106 million). Amortization is estimated to average approximately $77 million for each of the next five years.